Schedule H; Line 4i - Schedule of Assets (Held at End of Year) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Plan Number	001
EBP, Plan Name	EAGLE MATERIALS INC. RETIREMENT PLAN
Current Value, Total	$ 328,614,300
Investment, Identifier [Axis]: Brokerage Link Participant Directed Investments
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Brokerage Link [Member]
Party-in-interest	true
Current Value	$ 3,594,939
Investment, Identifier [Axis]: Eagle Materials Inc. Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Eagle Materials Inc. [Member]
Party-in-interest	true
Current Value	$ 11,532,928
Investment, Identifier [Axis]: Fidelity Core Plus Bond Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Fidelity [Member]
Current Value	$ 2,401,883
Investment, Identifier [Axis]: Fidelity Government MMKT
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Fidelity [Member]
Party-in-interest	true
Current Value	$ 34,761
Investment, Identifier [Axis]: Great Grey Trust Euro-Pacific Growth Trust Class CT
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Great Grey Trust [Member]
Current Value	$ 4,750,189
Investment, Identifier [Axis]: Harbor Capital Appreciation Fund CIT Class R
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Harbor Capital [Member]
Current Value	$ 15,100,429
Investment, Identifier [Axis]: MFS Large Cap Value CT
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	MFS [Member]
Current Value	$ 5,640,095
Investment, Identifier [Axis]: MFS Mid Cap Growth Fund CT
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	MFS [Member]
Current Value	$ 8,050,136
Investment, Identifier [Axis]: MFS Mid Cap Value Fund CT
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	MFS [Member]
Current Value	$ 7,522,215
Investment, Identifier [Axis]: NY Life Guaranteed Investment Contract at 3.25%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	NY Life [Member]
Rate of Interest	3.25%
Current Value	$ 4,985,334
Investment, Identifier [Axis]: Northern Trust ACWI Ex-US Investable Market Index CT
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Northern Trust [Member]
Current Value	$ 2,274,145
Investment, Identifier [Axis]: Northern Trust Aggregate Bond Index Fund Non-Lending CT
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Northern Trust [Member]
Current Value	$ 3,474,223
Investment, Identifier [Axis]: Northern Trust Extended Equity Market Index Fund-DC Non-Lending CT
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Northern Trust [Member]
Current Value	$ 5,287,722
Investment, Identifier [Axis]: Northern Trust S&P 500 Index Fund-DC Non-Lending CT
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Northern Trust [Member]
Current Value	$ 39,427,859
Investment, Identifier [Axis]: Notes receivable with interest rates from 5.25% to 10.50%
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 7,387,687
Investment, Identifier [Axis]: Notes receivable with interest rates from 5.25% to 10.50% | Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.25%
Investment, Identifier [Axis]: Notes receivable with interest rates from 5.25% to 10.50% | Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	10.50%
Investment, Identifier [Axis]: Participants Notes receivable with interest rates from 5.25% to 10.50%
EBP, Schedule of Asset Held for Investment [Line Items]
Party-in-interest	true
Investment, Identifier [Axis]: Principal Principal SmallCap Growth I R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Principal [Member]
Current Value	$ 2,331,984
Investment, Identifier [Axis]: Vanguard Vanguard Target Retirement 2020 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Vanguard [Member]
Current Value	$ 11,172,548
Investment, Identifier [Axis]: Vanguard Vanguard Target Retirement 2025 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Vanguard [Member]
Current Value	$ 11,466,299
Investment, Identifier [Axis]: Vanguard Vanguard Target Retirement 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Vanguard [Member]
Current Value	$ 46,802,048
Investment, Identifier [Axis]: Vanguard Vanguard Target Retirement 2035 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Vanguard [Member]
Current Value	$ 16,662,636
Investment, Identifier [Axis]: Vanguard Vanguard Target Retirement 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Vanguard [Member]
Current Value	$ 50,888,572
Investment, Identifier [Axis]: Vanguard Vanguard Target Retirement 2045 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Vanguard [Member]
Current Value	$ 13,647,435
Investment, Identifier [Axis]: Vanguard Vanguard Target Retirement 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Vanguard [Member]
Current Value	$ 20,763,083
Investment, Identifier [Axis]: Vanguard Vanguard Target Retirement 2055 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Vanguard [Member]
Current Value	$ 9,329,425
Investment, Identifier [Axis]: Vanguard Vanguard Target Retirement 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Vanguard [Member]
Current Value	$ 10,717,562
Investment, Identifier [Axis]: Vanguard Vanguard Target Retirement 2065 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Vanguard [Member]
Current Value	$ 3,835,044
Investment, Identifier [Axis]: Vanguard Vanguard Target Retirement 2070 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Vanguard [Member]
Current Value	$ 1,485,486
Investment, Identifier [Axis]: Vanguard Vanguard Target Retirement Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Vanguard [Member]
Current Value	$ 6,430,494
Investment, Identifier [Axis]: Wells Fargo Special SmallCap Value Fund R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Wells Fargo [Member]
Current Value	$ 1,617,139